                                        Registration Nos. 33-35190 and 811-6114


     As filed with the Securities and Exchange Commission on APRIL 30, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

         Post-Effective Amendment No. 17                                  [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                      [X]

         Amendment No.  16

                                 --------------

                           AMERICAN PERFORMANCE FUNDS
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number, including Area Code:
                                  800-762-7085
                                  ------------

                            Thomas E. Line, Treasurer
                           American Performance Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          COPIES OF COMMUNICATIONS TO:
                           Martin E. Lybecker, Esquire
                                  Ropes & Gray
                   1301 K Street, N.W., Washington, D.C. 20005


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  CONTINUOUS
---------------------------------------------------------

It is proposed that this filing become effective (check appropriate box)

          [   ] Immediately upon filing pursuant to paragraph (b)
          [   ] On [Date] pursuant to paragraph (b)
          [ X ] 60 days after filing pursuant to paragraph (a)(i)
          [   ] On (date) pursuant to paragraph (a) (i)
          [   ] 75 days after filing pursuant to paragraph (a)(ii)
          [   ] on (date) pursuant to paragraph (a)(ii) of Rule 485
          [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
-----------------------------------------------------------------------------
 TITLE OF SECURITIES BEING REGISTERED:  SHARES OF BENEFICIAL INTEREST
---------------------------------------------------------------------

                     American Performance U.S. Treasury Fund
                    American Performance Cash Management Fund
                        American Performance Equity Fund
                   American Performance Aggressive Growth Fund
                       American Performance Balanced Fund
                     American Performance Growth Equity Fund
                         American Performance Bond Fund
                   American Performance Intermediate Bond Fund
              American Performance Intermediate Tax-Free Bond Fund
                   American Performance Short-Term Income Fund


     The information required by Items 1 through 9 for the above-referenced investment portfolios of American Performance Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 17, 1997.

                           AMERICAN PERFORMANCE FUNDS
                              BOND INVESTMENT FUNDS

                        Supplement Dated June 30, 1998 to
                       Prospectus Dated December 17, 1997

         Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

         1. Under FINANCIAL HIGHLIGHTS on pages 4-7, the financial highlights of each Bond Investment Fund are hereby supplemented to include unaudited financial statements for the six-month period ended February 28, 1998. The following information for the six-month period ended February 28, 1998 is unaudited.


                                                                 INTERMEDIATE     INTERMEDIATE
                                                                     BOND         TAX-FREE BOND      SHORT-TERM
                                                   BOND FUND         FUND            FUND            INCOME FUND
                                                   ---------      ----------      ----------         ----------
                                                   SIX-MONTHS     SIX-MONTHS      SIX-MONTHS         SIX-MONTHS
                                                   ENDED          ENDED           ENDED              ENDED
                                                   02/28/98       02/28/98        02/28/98           02/28/98
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.29         $10.23            $10.78            $9.92
                                                     -----         ------            ------           ------
INVESTMENT ACTIVITIES
   Net investment income                              0.29           0.30              0.24             0.31
   Net realized and unrealized gains
     (losses) on investments                          0.26           0.14              0.20             0.11
                                                     -----         ------            ------           ------
         Total from Investment Activities             0.55           0.44              0.44             0.42
                                                     -----         ------            ------           ------

DISTRIBUTIONS
   Net investment income                             (0.29)         (0.30)            (0.24)           (0.31)
   Net realized gains                                  --             --                --               --
                                                     -----         ------            ------           ------
         Total Distributions                         (0.29)         (0.30)            (0.24)           (0.31)
                                                     -----         ------            ------           ------

NET ASSET VALUE, END OF PERIOD                       $9.55         $10.37            $10.91           $10.03
                                                     =====         ======            ======           ======

Total Return (excludes sales charge)                  5.96%(b)       4.38%(b)          4.19%(b)         4.30%(b)
RATIOS/SUPPLEMENT DATA:
   Net Assets at end of period (000)               $47,034        $81,395           $29,324          $20,005
   Ratio of expenses to average net assets            0.93%(a)       0.93%(a)          0.72%(a)         0.35%(a)
   Ratio of net investment income to
      average net assets                              6.13%(a)       5.91%(a)          4.50%(a)         6.29%(a)
   Ratio of expenses to average net assets*           1.13%(a)       1.13%(a)          1.17%(a)         1.17%(a)
   Ratio of net investment income to
      average net assets*                             5.93%(a)       5.71%(a)          4.05%(a)         5.47%(a)
   Portfolio turnover                                27.55%         19.09%            11.17%           35.31%



---------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.

         2. Under "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS - BOND FUND, INTERMEDIATE BOND FUND AND SHORT-TERM INCOME FUND" on page 10, in the first full paragraph, the investment policy with respect to the Intermediate Bond Fund as stated in the second and third sentences is deleted. The Intermediate Bond Fund will no longer pursue the stated investment policy.

         3. The following paragraph replaces the second paragraph under GENERAL INFORMATION - DESCRIPTION OF THE FUNDS AND THEIR SHARES on page 34:

         As of April 14, 1998, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99% of the Bond Fund's Shares, 98% of the Intermediate Bond Fund's Shares, 99% of the Short-Term Income Fund's Shares and 79% of the Intermediate Tax-Free Bond Fund's Shares. As of March 31, 1998 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 78% of the Bond Fund's Shares, 81% of the Intermediate Bond Fund's Shares, 97% of the Short-Term Income Fund's Shares and 73% of the Intermediate Tax-Free Bond Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                           AMERICAN PERFORMANCE FUNDS
                             EQUITY INVESTMENT FUNDS

                        Supplement Dated June 30, 1998 to
                       Prospectus Dated December 17, 1997

         Capitalized terms used in this Supplement that are not defined have the meaning assigned to them in the Prospectus.

         1. Under FINANCIAL HIGHLIGHTS on pages 5-7, the financial highlights of each Equity Investment Fund are hereby supplemented to include unaudited financial statements for the six-month period ended February 28, 1998. The following information for the six-month period ended February 28, 1998 is unaudited.


                                                                 AGGRESSIVE     BALANCED           GROWTH
                                                 EQUITY FUND     GROWTH FUND     FUND            EQUITY FUND
                                                 -----------     -----------   ----------      -------------------
                                                 SIX-MONTHS      SIX-MONTHS    SIX-MONTHS
                                                 ENDED           ENDED         ENDED           NOVEMBER 1, 1997 TO
                                                 02/28/98        02/28/98      02/28/98        FEBRUARY 28, 1998 (a)
NET ASSET VALUE, BEGINNING OF PERIOD               $17.33         $18.88        $13.38               $10.00
                                                   ------         ------        ------               ------
INVESTMENT ACTIVITIES
   Net investment income (loss)                      0.04          (0.04)         0.18                 0.01
   Net realized and unrealized gains
     (losses) on investments                         2.25          (0.76)         0.94                 1.59
                                                   ------         ------        ------               ------
         Total from Investment Activities            2.29          (0.80)         1.12                 1.60
                                                   ------         ------        ------               ------

DISTRIBUTIONS
   Net investment income                            (0.03)            --         (0.15)               (0.01)
   Net realized gains                               (2.47)         (2.59)        (1.28)                  --
                                                   ------         ------        ------               ------
         Total Distributions                        (2.50)         (2.59)        (1.43)               (0.01)
                                                   ------         ------        ------               ------
NET ASSET VALUE, END OF PERIOD                     $17.12         $15.49        $13.07               $11.59
                                                   ======         ======        ======               ======

Total Return (excludes sales charge)                14.34%(c)       3.06%(c)      8.87%(c)            16.13%(c)
RATIOS/SUPPLEMENT DATA:
   Net Assets at end of period (000)             $199,520        $38,921       $39,368              $65,345
   Ratio of expenses to average net assets           1.05%(b)       1.05%(b)      0.36%(b)             1.09%(b)
   Ratio of net investment income to
      average net assets                             0.54%(b)     (0.42)%(b)      3.25%(b)             0.37%(b)
   Ratio of expenses to average net assets*          1.24%(b)       1.24%(b)      1.31%(b)             1.28%(b)
   Ratio of net investment income to
      average net assets*                            0.35%(b)     (0.61)%(b)      2.30%(b)             0.18%(b)
   Portfolio turnover                               40.89%         32.71%        49.68%               12.21%
   Average commission rate (d)                    $0.0501        $0.0626       $0.0583              $0.0502
---------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Annualized.
(c)  Not annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

         The following paragraphs replace the second paragraph under the title AGGRESSIVE GROWTH FUND on page 8:

         2. As of February 5, 1998, the Aggressive Growth Fund no longer follows a "bottom-up" securities selection strategy, but instead employs a "quantitative" investment approach. Under this approach, stocks are ranked according to their return characteristics and other quantitative factors. The portfolio is being constructed to exhibit aggregate investment characteristics similar to those of the Standard & Poor's Small Cap 600 Index ("S&P 600"). The Aggressive Growth Fund will not, however, seek to match or track the performance of the S&P 600, nor limit investments to stocks in this Index. This "quantitative" investment approach is being implemented gradually over the next few months.

         The securities of smaller, less well-known companies may be more volatile than those of larger companies. An investment in the Aggressive Growth Fund may increase or decrease in value.

         3. The following paragraph replaces the second paragraph under GENERAL INFORMATION - DESCRIPTION OF THE FUNDS AND THEIR SHARES on page 29:

         As of April 14, 1998, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99% of the Equity Fund's Shares, 93% of the Aggressive Growth Fund's Shares, 98% of the Balanced Fund's Shares and 99% of the Growth Equity Fund's Shares. As of March 31, 1998, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 77% of the Equity Fund's Shares, 61% of the Aggressive Growth Fund's Shares, 58% of the Balanced Fund's Shares and 98% of the Growth Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                            CROSS REFERENCE SHEET

                                         AMERICAN PERFORMANCE FUNDS

                                    STATEMENT OF ADDITIONAL INFORMATION

Form N-1A Part B Item


10.  Cover Page                                   Cover Page

11.  Table of Contents                            Table of Contents

12.  General Information and History              The Funds; Additional
                                                  Information - Description of Shares

13.  Investment Objectives                        Investment Objective and Policies
       and Policies

14.  Management of the Fund                       Management and Service Providers of the Funds

15.  Control Persons and Principal                Additional Information - Miscellaneous
       Holders of Securities

16.  Investment Advisory and                      Management and Service Providers of the Funds
       Other Services

17.  Brokerage Allocation                         Management and Service Providers of the Funds -
       and Other Practices                        Portfolio Transactions


18.  Capital Stock and Other                      Valuation; Additional Purchase and
       Securities                                 Redemption Information; Additional
                                                  Information


19.  Purchase, Redemption and                     Valuation; Additional Purchase and
       Pricing of Securities                      Redemption Information; Management
       Being Offered                              and Service Providers of the Funds

20.  Tax Status                                   Investment Objective and Policies -
                                                  Additional Tax Information Concerning
                                                  All of the Funds; Investment Objective
                                                  and Policies - Additional Tax
                                                  Information Concerning the Intermediate
                                                  Tax-Free Bond Fund

21.  Underwriters                                 Management and Service Providers of the Funds - Distributor;
                                                  Management and Service Providers of the Funds - Distribution

22.  Calculation of Performance                   Additional Information -
       Data                                       Calculation of Performance Data

23.  Financial Statements                         Financial Statements




Part C

               Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                       STATEMENT OF ADDITIONAL INFORMATION




                           AMERICAN PERFORMANCE FUNDS

                     AMERICAN PERFORMANCE MONEY MARKET FUNDS
                   AMERICAN PERFORMANCE BOND INVESTMENT FUNDS
                  AMERICAN PERFORMANCE EQUITY INVESTMENT FUNDS






                               December 17, 1997,
                            AS AMENDED JUNE 30, 1998



This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Money Market Funds, DATED DECEMBER 17, 1997, AND FOR the American Performance Bond Investment FUND, and the American Performance Equity Investment Funds, each DATED DECEMBER 17, 1997 AS SUPPLEMENTED JUNE 30, 1998. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the American Performance Funds (the "Funds") may be obtained by writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free at (800) 762- 7085.

                                TABLE OF CONTENTS
                                                                     Page

THE FUNDS..............................................................1

INVESTMENT OBJECTIVE AND POLICIES......................................1
      ADDITIONAL INFORMATION ON FUND INSTRUMENTS.......................1
               Bank Obligations........................................1
               U.S. Government Obligations.............................3

               Purchases of Options....................................3

               Covered Calls...........................................4
               Puts....................................................6

               Futures Contracts.......................................6
               Mortgage-Related Securities.............................7

               Loan Participation......................................9

               Foreign Investments.....................................9

               When-Issued Securities.................................10
               Securities Lending.....................................10

               Repurchase Agreements..................................10

               Municipal Securities...................................11
      INVESTMENT RESTRICTIONS.........................................12

      PORTFOLIO TURNOVER..............................................13
      ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS ............14
      ADDITIONAL TAX INFORMATION CONCERNING THE
               INTERMEDIATE TAX-FREE BOND FUND........................16

VALUATION.............................................................18
      THE MONEY MARKET FUNDS..........................................18

      THE BOND INVESTMENT FUNDS AND THE
               EQUITY INVESTMENT FUNDS................................19


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........................19



MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS.........................20
      TRUSTEES AND OFFICERS...........................................20
      INVESTMENT ADVISER AND SUB-ADVISER..............................21
      DISTRIBUTION....................................................24
      GLASS-STEAGALL ACT..............................................26
      PORTFOLIO TRANSACTIONS..........................................27
      ADMINISTRATOR...................................................29
      SUB-ADMINISTRATOR...............................................31

      DISTRIBUTOR.....................................................31
      CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT...................32
      AUDITORS .......................................................34
      LEGAL COUNSEL...................................................34

ADDITIONAL INFORMATION................................................34
      DESCRIPTION OF SHARES...........................................34
      SHAREHOLDER AND TRUSTEE LIABILITY...............................35
      CALCULATION OF PERFORMANCE DATA   ..............................35
      PERFORMANCE COMPARISONS.........................................38
      MISCELLANEOUS...................................................39

FINANCIAL STATEMENTS..................................................42

APPENDIX..............................................................43

                                    THE FUNDS

         The American Performance Funds (the "Funds") consist of ten series of units of beneficial interest ("Shares") each representing interests in one of ten separate investment portfolios of a diversified open-end management investment company: the American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), the American Performance Cash Management Fund (the "Cash Management Fund"), the American Performance Equity Fund (the "Equity Fund"), the American Performance Aggressive Growth Fund (the "Aggressive Growth Fund"), the American Performance Balanced Fund (the "Balanced Fund"), the American Performance Bond Fund (the "Bond Fund"), the American Performance Intermediate Bond Fund (the "Intermediate Bond Fund"), the American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund"), the American Performance Short-Term Income Fund (the "Short-Term Income Fund") and the American Performance Growth Equity Fund (the "Growth Equity Fund"). The U.S. Treasury Fund and the Cash Management Fund are sometimes referred to herein as the "Money Market Funds," the Equity Fund, the Aggressive Growth Fund, the Balanced Fund and the Growth Equity Fund are sometimes referred to herein as the "Equity Investment Funds," and the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to herein as the "Bond Investment Funds." Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

    ADDITIONAL INFORMATION ON FUND INSTRUMENTS

         BANK OBLIGATIONS

         The Cash Management Fund, the Bond Investment Funds and the Equity Investment Funds may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits. The Cash Management Fund will normally invest more than 25% of its assets in such investments.

         Bankers' acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

         In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

         Commercial Paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

         The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

         Variable amount and floating rate notes: Commercial paper eligible for investment by the Cash Management Fund, the Equity Investment Funds, and the Bond Investment Funds may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Investment Adviser or Sub-Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Investment Adviser or Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition.

    Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.


         Variable or floating rate notes with stated maturities of more than one year may, under the amortized cost rule of the Securities and Exchange Commission ("SEC") , 17 C.F.R. ss. 270.2a-7, be deemed to have shorter maturities IN ACCORDANCE WITH SUCH RULE.


         U.S. GOVERNMENT OBLIGATIONS

         The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some of which may be subject to repurchase agreements. All of the other Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund (excluding however, the U.S. Treasury Fund) will invest in the obligations of such agencies or instrumentalities only when the Investment Adviser or Sub-Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objective and Policies - Mortgage-Related Securities" in this Statement of Additional Information.

         PURCHASES OF OPTIONS

         The Equity Investment Funds and Bond Investment Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         The Equity Investment Funds and Bond Investment Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

         Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Equity Investment and Bond Investment Funds will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

         COVERED CALLS

         The Equity Investment Funds and the Bond Investment Funds may write
    (sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of each Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Equity Investment Funds and the Bond Investment Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets.

         Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Equity Investment Funds and Bond Investment Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its net assets.

         The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Investment Adviser in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         PUTS

         The Equity Investment Funds, Bond Investment Funds and the Cash Management Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

         Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Investment Adviser's or Sub-Adviser's opinion, present minimal credit risks.

         FUTURES CONTRACTS

         The Equity Investment Funds and the Bond Investment Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of an Equity Investment or Bond Investment Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of an Equity Investment or Bond Investment Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Equity Investment Funds' or Bond Investment Funds' qualification as a regulated investment company ("RIC").

         MORTGAGE-RELATED SECURITIES

         Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Equity Fund, the Aggressive Growth Fund, the Growth Equity Fund and the Intermediate Tax-Free Bond Fund will each limit its total investment in such securities to 5% or less of net assets.

         Mortgage-related securities, for purposes of the Funds' Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         LOAN PARTICIPATION

         As noted in its Prospectus, the Cash Management Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank.

         FOREIGN INVESTMENTS

         The Cash Management Fund, the Equity Investment Funds, the Bond Fund, the Intermediate Bond Fund and the Short-Term Income Fund may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         WHEN-ISSUED SECURITIES

         As discussed in the Prospectuses, each of the Funds may purchase securities on a "when-issued" basis. When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         SECURITIES LENDING


         Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund's Investment Adviser or Sub-Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Investment Adviser or Sub-Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 33-1/3% of its total net assets.


         REPURCHASE AGREEMENTS

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Investment Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

         MUNICIPAL SECURITIES

         As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities. The Bond Fund, the Intermediate Bond Fund and the Short-Term Income Fund, under normal market conditions, may invest in municipal securities which are not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Intermediate Tax- Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of nationally recognized statistical ratings organizations ("NRSROs") represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Investment Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations a class of whose securities is registered under the Securities Exchange Act of 1934.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    INVESTMENT RESTRICTIONS

         Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in each Fund's Prospectus).

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts, except that each of the Equity Investment Funds and Bond Investment Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund, the

    Equity Investment Funds, and the Bond Investment Funds in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Investment Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         7. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         8. Purchase or sell real estate, including limited partnership interests, (however, each Fund, except a Money Market Fund, may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         9. Except with respect to the Growth Equity Fund, for as long as shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

         In addition, the Money Market Funds may not:

         1. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

         In addition, the Intermediate Tax-Free Bond Fund may not:

         1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

    PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences to a Fund's Shareholders.

         For the fiscal year ended August 31, 1997, the portfolio turnover rates were as follows: 83.65% for the Bond Fund; 40.77% for the Intermediate Bond Fund; 93.82% for the Equity Fund; 11.38% for the Intermediate Tax-Free Bond Fund; 76.47% for the Aggressive Growth Fund; and 37.55% for the Short-Term Income Fund. The portfolio turnover rate for the Balanced Fund for the fiscal year ended August 31, 1997, was 95.92% with respect to the common stock portion of its portfolio and 15.24% with respect to the fixed income portion of its portfolio.

         For the fiscal year ended August 31, 1996, the portfolio turnover rates were as follows: 61.02% for the Bond Fund; 129.97% for the Intermediate Bond Fund; 67.46% for the Equity Fund; 19.53% for the Intermediate Tax-Free Bond Fund; 32.89% for the Aggressive Growth Fund; and 80.98% for the Short-Term Income Fund. The portfolio turnover rate for the Balanced Fund for the fiscal year ended August 31, 1996, was 71.89% with respect to the common stock portion of its portfolio and 72.29% with respect to the fixed income portion of its portfolio.

    ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS

         It is the policy of each of the Funds to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company (a "RIC") under Subchapter M each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders, provided the Fund distributes during its taxable year at least
    (a) 90% of its "investment company taxable income" (as that term is defined in the Code), and (b) 90% of the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income. Each Fund intends to make sufficient distributions to Shareholders to meet this requirement.

         In addition, until the start of the Aggressive Growth Fund's first tax year beginning after August 5, 1997, the Aggressive Growth Fund must derive less than 30% of its gross income from the sale or disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months in order to qualify as a RIC. This requirement may restrict the degree to which the Aggressive Growth Fund may engage in short-term trading. The other Funds do not need to meet this requirement as they have already begun their first tax year after August 5, 1997.

         The Code imposes a non-deductible 4% excise tax on RICs that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the prior year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. If distributions during a calendar year by a Fund did not meet the 98% threshold, that particular Fund would be subject to this 4% excise tax on the undistributed amounts. Each fund generally intends to make distributions sufficient to avoid the imposition of this 4% excise tax.

         A Fund's transactions in futures contracts, options, and foreign currency denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules. These rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. Consequently, the amount, timing, and character of distributions to Shareholders could be affected. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997 (the "1997 Act.")

         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his or her tax return payments of interest or dividends. This withholding, known as back-up withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. Further tax information regarding the Intermediate Tax-Free Bond Fund is included in the next section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation.

         The foregoing discussion and the discussion below regarding the Intermediate Tax-Free Bond Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

    ADDITIONAL TAX INFORMATION CONCERNING THE INTERMEDIATE TAX-
    FREE BOND FUND

         The Code permits a RIC which invests at least 50% of its assets in tax-free Municipal Securities and other securities exempt from the regular federal income tax to pass through to its investors, tax-free, net interest income from such securities.

         The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund's interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Intermediate Tax-Free Bond Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Intermediate Tax-Free Bond Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may be treated by the Intermediate Tax-Free Bond Fund's Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of an Intermediate Tax-Free Bond Fund is advised to consult his tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if such Shareholder were treated as a "substantial user" or a "related person" to such user under
    Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax for individuals and corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax.

         The Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. (See "INVESTMENT OBJECTIVE AND POLICIES - Additional Information on Fund Instruments - Puts" above for further information.) The policy of the Intermediate Tax-Free Bond Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although the Intermediate Tax-Free Bond Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         The Intermediate Tax-Free Bond Fund will distribute at least 90% of any investment company taxable income for each taxable year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any for such year. The Intermediate Tax-Free Bond Fund will be taxed on any undistributed investment company taxable income. To the extent such income is distributed by the Intermediate Tax-Free Bond Fund (whether in cash or additional Shares), it will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations will not apply to such distributions.

         If for any taxable year the Intermediate Tax-Free Bond Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders), and Municipal Securities interest income, although not taxable to the Fund, would be taxable to Shareholders when distributed as dividends.

         Income exempt from federal income taxation must be considered when determining whether Social Security payments or railroad retirement benefits received by a Shareholder are subject to federal income taxation.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Intermediate Tax-Free Bond Fund. Additional tax information concerning all of the Funds is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the income tax treatment of the Intermediate Tax-Free Bond Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Intermediate Tax-Free Bond Fund are urged to consult their tax advisers with specific reference to their own tax situation.


                                    VALUATION

    THE MONEY MARKET FUNDS

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Funds' Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

    THE BOND INVESTMENT FUNDS AND THE EQUITY INVESTMENT FUNDS

         Except as noted below, the Bond Investment Funds and the Equity Investment Funds will value securities for which the principal market is a securities exchange, at their fair market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Securities, the principal market for which is not a securities exchange, will be valued based on bid quotations in such principal market. Securities and other assets for which quotations are not readily available will be valued at their fair market value, as determined in good faith under procedures established by, and under the general supervision of, the Trustees of the Funds. Short-term securities are valued at amortized cost, which approximates current value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectuses, in addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by the Distributor in connection with the requirements of Participating Organizations under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Investment Adviser and its affiliates.

         The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


         The Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act. (See "VALUATION - The Money Market Funds" above for further information.)

                  MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS


    TRUSTEES AND OFFICERS

         The names of the trustees of the Funds, their addresses, and principal occupations during the past five years are set forth in each of the Funds' Prospectuses. The officers of the Funds, their addresses, and principal occupations during the past five years are as follows:



                              Position(s) Held        Principal Occupation
    Name and Address          With the Funds          During Past 5 Years
    ----------------          ----------------        --------------------
    Walter B. Grimm*          Chairman,               From June, 1992 to present,
    3435 Stelzer Road         President, and          employee of BISYS Fund
    Columbus, OH 43219        Trustee                 Services; from 1987 to
                                                      June, 1992, President of
                                                      Leigh Consulting/Investments
                                                      (investment firm).

    D'Ray Moore*              Vice President          From February, 1990 to present,
    3435 Stelzer Road                                 employee of BISYS Fund
    Columbus, OH  43219                               Services.

    Alaina J. Metz*           Assistant Secretary     From June, 1995 to present,
    3435 Stelzer Road                                 employee of BISYS Fund Services;
    Columbus, OH  43219                               from May 1989 to June 1995,
                                                      Supervisor, Mutual Fund Legal
                                                      Department, Alliance Capital
                                                      Management.

    Thomas E. Line*           Treasurer               From December, 1996 to present,
    3435 Stelzer Road                                 employee of BISYS Fund Services;
    Columbus, OH  43219                               from September, 1989 to November,
                                                      1996, Audit Senior Manager at
                                                      KPMG Peat Marwick LLP.


    Jeffrey Cusick*           Vice President and      From July, 1995 to present,
    3435 Stelzer Road         Secretary               employee of BISYS Fund Services;
    Columbus, OH 43219                                from September 1993 to July 1995,
                                                      Assistant Vice President,
                                                      Federated Administration Services;
                                                      from 1989 to September 1993, Client
                                                      Services Manager, Federated
                                                      Administration Services.


    ----------------

    * Messrs. Grimm, Line and Cusick and Ms. Moore and Ms. Metz are each considered to be an "interested person" of the Funds as defined in the 1940 Act.


                              COMPENSATION TABLE 1


                                                                                   Total
                               Aggregate       Pension or                          Compensation
                               Compensation    Retirement                          from The
                               from The        Benefits         Estimated          American
                               American        Accrued As       Annual             Performance
    Name of Person,            Performance     Part of Fund     Benefits Upon      Funds Paid to
    Position                   Funds           Expenses         Retirement         Trustee
    --------------             ------------    ------------     -------------      -------------
    Walter B. Grimm            $0               None             None                $0
    Michael J. Hall            $5,250           None             None                $5,250
    Perry A. Wimpey            $5,250           None             None                $5,250
    I. Edgar Hendrix           $6,000           None             None                $6,000

    1 Figures are for the Funds' fiscal year ended August 31, 1997.


    INVESTMENT ADVISER AND SUB-ADVISER

         Investment advisory services are provided to each of the Funds by Bank of Oklahoma, N.A. ("BOK" or "Investment Adviser"), pursuant to an Investment Advisory Agreement dated October 1, 1994 (hereinafter referred to as the "Advisory Agreement").

         Under the Advisory Agreement, the Investment Adviser has agreed to provide to the Funds the investment advisory services described in the Funds' Prospectuses. For the services provided and expenses assumed pursuant to the Advisory Agreement, the Investment Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Investment Adviser or (2) the average daily net assets of each such Fund as follows:

    the U.S. Treasury Fund and the Cash Management Fund - forty one-hundredths of one percent (0.40%) annually; the Equity Fund and the Aggressive Growth Fund and the Growth Equity Fund - sixty-nine one-hundredths of one percent (0.69%) annually; the Balanced Fund - seventy-four one-hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (0.55%) annually.

         Sub-investment advisory services are provided to the Cash Management Fund by AMR Investment Services, Inc. ("Sub-Advisor" or "AMR") pursuant to a Sub-Investment Advisory Agreement between BOK and AMR dated June 16, 1997 (hereinafter referred to as the "Sub- Advisory Agreement"). For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, AMR is entitled to receive a fee from BOK, computed daily and paid monthly, at the annual rate of not less than fifteen one-hundredths of one percent (0.15%) nor more than forty one-hundredths of one percent (0.40%) of the average daily net assets of the Cash Management Fund.

         For its investment advisory services during the fiscal year ending August 31, 1997, BOK received $984,884 with respect to the U.S. Treasury Fund; $1,476,099 with respect to the Cash Management Fund; $114,994, which is $65,711 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $224,198, which is $128,113 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $604,087, which is $229,553 less than the amount of advisory fees, if charged, with respect to the Equity Fund; $95,309, which is $54,462 less than the amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $225,838, which is $85,818 less than the amount of advisory fees, if charged, with respect to the Aggressive Growth Fund; $0, which is $80,882 less than the amount of advisory fees, if charged, with respect to the Short-Term Income Fund; and $0, which is $196,422 less than the amount of advisory fees, if charged, with respect to the Balanced Fund. As of August 31, 1997, the Growth Equity Fund had not commenced operations.

         For its investment advisory services during the fiscal year ending August 31, 1996, BOK received $801,240 with respect to the U.S. Treasury Fund; $1,238,786 with respect to the Cash Management Fund; $129,467, which is $73,915 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $227,937, which is $130,084 less than the maximum amount of such fees, if charged, with respect to the Intermediate Bond Fund; $407,341, which is $154,982 less than the maximum amount of such fees, if charged, with respect to the Equity Fund; $101,273, which is $57,916 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $202,594, which is $77,088 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund; $0, which is $65,313 less than the maximum amount of advisory fees, if charged with respect to the Short-Term Income Fund; and $0 which is $149,330 less than the maximum amount of advisory fees, if charged with respect to the Balanced Fund.

         For its investment advisory services during the fiscal year ended August 31, 1995, BOK received $732,975, which is $27,001 less than the maximum amount of advisory fees, if charged, with respect to the U.S. Treasury Fund; $119,282 which is $66,995 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $271,212 which is $152,206 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $360,139 which is $134,698 less than the maximum amount of advisory fees, if charged, with respect to the Equity Fund; $56,984, which is $96,109 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $130,408 which is $49,067 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund. For investment advisory services during the period from October 1, 1994 to August 31, 1995, BOK received from the Funds $799,677 which is $30,520 less than the maximum amount of advisory fees, if charged, with respect to the Cash Management Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, BOK received from the Funds $17,642 which is $39,100 less than the maximum amount of advisory fees, if charged, with respect to the Short- Term Income Fund; and for the period from commencement of operations, June 1, 1995, to August 31, 1995, BOK received from the Funds $0 which is $21,992 less than the maximum amount of advisory fees, if charged, with respect to the Balanced Fund.

         For its sub-advisory services during the fiscal year ending August 31, 1997, AMR received $553,537 with respect to the Cash Management Fund.

         Investment advisory services formerly were provided by AMR, jointly with BOK, to the U.S. Treasury Fund and by AMR solely to the Cash Management Fund pursuant to an Investment Advisory Agreement dated September 5, 1990. AMR ceased providing investment advisory services to the U.S. Treasury Fund and the Cash Management Fund on September 30, 1994. For services provided and expenses assumed under the AMR Investment Advisory Agreement, the U.S. Treasury Fund and the Cash Management Fund paid AMR a fee, computed daily and paid monthly, based on the lower of (1) such fee as was, from time to time, agreed upon in writing by the Funds and AMR or (2) the average daily net assets of the respective Funds, as follows: the Cash Management Fund - forty one-hundredths of one percent (0.40%) annually and the U.S. Treasury Fund - twenty one-hundredths of one percent (0.20%) annually.

         For investment advisory services during the period from September 1, 1994 to September 30, 1994, at which time the Investment Advisory Agreement terminated, AMR received $13,468 with respect to the U.S. Treasury Fund and $29,578 with respect to the Cash Management Fund. For Sub-Advisory services during the period from October 1, 1994 to August 31, 1995, AMR received from BOK $281,081 with respect to the Cash Management Fund.

         The Investment Adviser may periodically set its fees at less than the maximum allowable amount with respect to any Fund it serves in order to increase the net income of that Fund available for distribution as dividends. For information on such voluntary reductions undertaken for the period ended August 31, 1997, concerning a particular Fund, see "MANAGEMENT OF THE FUND - Investment Adviser" in the Prospectus pertaining to such Fund.

         Unless sooner terminated, the Advisory Agreement will continue in effect until August 1, 1998. The Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

         The Sub-Advisory Agreement between BOK and AMR provides that unless sooner terminated, it will continue in effect until August 1, 1998 and for successive one-year terms thereafter, provided that such continuance is approved annually in the manner set forth above. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser or the Sub-Adviser, as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Advisory and Sub-Advisory Agreements provide that the Investment Adviser or the Sub-Adviser, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the respective Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Investment Adviser or Sub-Adviser including, but not limited to, (i) descriptions of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

         DISTRIBUTION

         Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan. For information on such voluntary reductions concerning a particular fund, see "DISTRIBUTION" in the Prospectus pertaining to such Fund.

         Under the Distribution Plan during the fiscal year ended August 31, 1997, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $82,138 with respect to the Bond Fund; $160,141 with respect to the Intermediate Bond Fund; $302,044 with respect to the Equity Fund; and $112,919 with respect to the Aggressive Growth Fund. Under the distribution Plan during the fiscal year ended August 31, 1997, the Distributor waived its entire fee with respect to the following Funds and in the following amounts:
    $615,553 with respect to the U.S. Treasury Fund; $922,562 with respect to the Cash Management Fund; $68,078 with respect to the Intermediate Tax-Free Bond Fund; $66,359 with respect to the Balanced Fund; and $36,765 with respect to the Short-Term Income Fund. As of August 31, 1997 the Growth Equity Fund had not commenced operations.

         Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the period from September 1, 1996 to August 31, 1997, was spent on compensation to dealers. BISYS retained 1.14% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $649,926. The total amount retained by BISYS during the last fiscal year was $7,517.

    GLASS-STEAGALL ACT

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or exerting control of a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as Investment Adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         BOK believes that it possesses the legal authority to perform the investment advisory services that are contemplated by its Investment Advisory Agreement with the Funds and described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BOK, from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by BOK, the Board of Trustees of the Funds would review the Funds' relationship with BOK, and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BOK, or other banks serving as Participating Organizations under the Funds' Distribution and Shareholder Services Plan, in connection with Customer purchases of Shares of the Funds, such banks may be required to alter materially or discontinue the services offered by them to Customers under the Distribution and Shareholder Services Plan. It is not anticipated, however, that any change in the Funds' Distribution and Shareholder Services Plan would affect its net asset value per Share or result in financial losses to any Customer.

    PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory and Sub-Advisory Agreements, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds and the Bond Investment Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Investment Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Investment Adviser and Sub-Adviser generally seek competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         During the fiscal year ended August 31, 1997, the Equity Fund paid aggregate brokerage commissions in the amount of $212,467; the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $37,432; and the Balanced Fund paid aggregate brokerage commissions in the amount of $26,379.

         During the fiscal year ended August 31, 1996, the Equity Fund paid aggregate brokerage commissions in the amount of $106,593. During the fiscal year ended August 31, 1996, BOK directed brokerage transactions for the Equity Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $90,918; aggregate commissions -- $48,969. During the fiscal year ended August 31, 1996, the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $20,047. During the fiscal year ended August 31, 1996, BOK directed brokerage transactions for the Aggressive Growth Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $20,047; aggregate commissions -- $0. During the fiscal year ended August 31, 1996 the Balanced Fund paid aggregate brokerage commissions in the amountof $25,340. BOK directed brokerage transactions for the Balanced Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $19,722 and aggregate commissions -- $5,618.

         During the fiscal year ended August 31, 1995, the Equity Fund paid aggregate brokerage commissions in the amount of $159,829. During the fiscal year ended August 31, 1995, BOK directed brokerage transactions for the Equity Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $158,700,000; aggregate commissions -- $159,069. During the fiscal year ended August 31, 1995, the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $10,768. During the fiscal year ended August 31, 1995, BOK directed brokerage transactions for the Aggressive Growth Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $14,600,000; aggregate commissions -- $10,648. For the period June 1, 1995 to August 31, 1995, the Balanced Fund paid aggregate brokerage commissions in the amount of $9,818.

         Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser and/or Sub-Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Investment Adviser and Sub-Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and Sub-Adviser and does not reduce the advisory fees payable to the Investment Adviser and Sub-Adviser. Such information may be useful to the Investment Adviser and Sub-Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

         The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Investment Adviser or Sub-Adviser, its Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Investment Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Investment Adviser and Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Funds, the Investment Adviser or Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Investment Adviser or Sub-Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Investment Adviser or Sub-Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

    ADMINISTRATOR

         BISYS Fund Services ("BISYS") serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement with the Funds dated September 5, 1990, as amended and restated on August 30, 1994 (hereinafter referred to as the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For information on such voluntary reductions undertaken concerning a particular fund, see "MANAGEMENT OF THE FUND -Administrator, and Distributor" in the Prospectus pertaining to such Fund.

         For management and administrative services during the fiscal year ended August 31, 1997, BISYS received $492,442 with respect to the U.S. Treasury Fund; $738,049 with respect to the Cash Management Fund; $65,711 with respect to the Bond Fund; $128,113 with respect to the Intermediate Bond Fund; $54,462 with respect to the Intermediate Tax-Free Bond Fund; $241,635 with respect to the Equity Fund; $90,335 with respect to the Aggressive Growth Fund; $29,412 with respect to the Short-Term Income Fund; and $53,087 with respect to the Balanced Fund. As of August 31, 1997, the Growth Equity Fund had not commenced operations.

         For management and administration services during the fiscal year ended August 31, 1996, BISYS received $400,620 with respect to the U.S. Treasury Fund; $664,393 with respect to the Cash Management Fund; $73,981 with respect to the Bond Fund; $130,250 with respect to the Intermediate Bond Fund; $57,869 with respect to the Intermediate Tax-Free Bond Fund; $162,936 with respect to the Equity Fund; $81,038 with respect to the Aggressive Growth Fund; $23,727 with respect to the Short-Term Income Fund; and $40,306 with respect to the Balanced Fund.

         For management and administration services during the fiscal year ended August 31, 1995, BISYS received $379,988 with respect to the U.S. Treasury Fund; $415,071 with respect to the Cash Management Fund; $67,742 with respect to the Bond Fund; $154,024 with respect to the Intermediate Bond Fund; $17,180 with respect to the Intermediate Tax-Free Bond Fund, which represents a waiver of $38,490; $143,476 with respect to the Equity Fund; and $51,949 with respect to the Aggressive Growth Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, BISYS received $10,031 which represents a waiver of $10,603 with respect to the Short-Term Income Fund, and for the period from commencement of operations, June 1, 1995, to August 31, 1995, BISYS received $5,873 with respect to the Balanced Fund.

         Unless sooner terminated, the Administration Agreement will continue in effect until December 31, 1998 and thereafter will automatically continue in effect for successive three-year periods unless written notice not to renew is given by the non-renewing party at least sixty days prior to the expiration of the then-current term. Otherwise, the Administration Agreement is terminable, with respect to a particular Fund only upon mutual agreement or for "cause" in either case on not less than sixty days' notice by the Funds' Board of Trustees or by the Administrator. For purposes of the Administration Agreement, "cause" means (i) willful misfeasance, bad faith, gross negligence, abandonment, or reckless disregard on the part of either party with respect to its obligations and duties set forth herein; (ii) regulatory, administrative, or judicial action initiated against either party with regard to the violation of any rule, regulation, order, or law;
    (iii) the dissolution or liquidation of either party or other cessation of business other than a reorganization or recapitalization of such party as an ongoing business; (iv) financial difficulties on the part of either party which is evidenced by the authorization or commencement of, or involvement by way of pleading, answer, consent, or acquiescence in, a voluntary or involuntary case under Title 11 of the United States Code, as, from time to time, in effect, or any applicable law, other than said Title 11, of any jurisdiction relating to the liquidation or reorganization of debtors or to the modification or alteration of the rights of creditors; or (v) any circumstance which substantially impairs the performance of either party's obligations and duties as contemplated herein.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

    SUB-ADMINISTRATOR

         Effective May 12, 1995, BOK became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BOK. Pursuant to this agreement, BOK assumed many of the Administrator's duties, for which BOK receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (0.05%) of each Fund's average net assets.

         For Sub-Administration services during the fiscal year ended August 31, 1997, BOK received fees in the following amounts from the Administrator:
    $123,111 with respect to the U.S. Treasury Fund; $184,512 with respect to the Cash Management Fund; $16,428 with respect to the Bond Fund; $32,028 with respect to the Intermediate Bond Fund; $13,616 with respect to the Intermediate Tax-Free Bond Fund; $7,353 with respect to the Short-Term Income Fund; $13,272 with respect to the Balanced Fund; $60,409 with respect to the Equity Fund; and $22,584 with respect to the Aggressive Growth Fund. As of August 31, 1997, the Growth Equity Fund had not commenced operations.

         For Sub-Administration services during the fiscal year ended August 31, 1996, BOK received fees in the following amounts from the Administrator:
    $100,155 with respect to the U.S. Treasury Fund; $166,098 with respect to the Cash Management Fund; $18,495 with respect to the Bond Fund; $32,563 with respect to the Intermediate Bond Fund; $14,468 with respect to the Intermediate Tax-Free Bond Fund; $5,932 with respect to the Short-Term Income Fund; $9,970 with respect to the Balanced Fund; $40,734 with respect to the Equity Fund; and $20,259 with respect to the Aggressive Growth Fund.

         For Sub-Administration services during the period from May 12, 1995 to August 31, 1995 BOK received fees in the following amounts from the
    Administrator: $33,272 with respect to the U.S. Treasury Fund; $33,645 with respect to the Cash Management Fund; $4,429 with respect to the Bond Fund; $9,680 with respect to the Intermediate Bond Fund; $3,594 with respect to the Intermediate Tax-Free Bond Fund; $9,488 with respect to the Equity Fund; $4,200 with respect to the Aggressive Growth Fund; and $1,589 with respect to the Short-Term Income Fund. For the period from commencement of operations, June 1, 1995 to August 31, 1995, BOK received $1,241 with respect to the Balanced Fund.

    DISTRIBUTOR

         BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds dated October 1, 1993 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until August 1, 1998 and thereafter will continue for successive one-year periods if approved at least annually (i) by the Funds' Board of Trustees or by the vote of a majority of the outstanding voting Shares of the Funds (as defined in "GENERAL INFORMATION-Miscellaneous" in the Funds' Prospectuses) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated in the event of its assignment, as defined in the 1940 Act.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of BISYS by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the Funds and is materially identical to the terminated distribution agreement.

    CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

         Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (0.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         For custodian services during the fiscal year ended August 31, 1997, BOK received $73,866 with respect to the U.S. Treasury Fund; $110,707 with respect to the Cash Management Fund; $9,856 with respect to the Bond Fund; $19,217 with respect to the Intermediate Bond Fund; $36,245 with respect to the Equity Fund; $8,169 with respect to the Intermediate Tax-Free Bond Fund; and $13,550 with respect to the Aggressive Growth Fund. For custodian services during the fiscal year ended August 31, 1997, BOK waived its entire fee of $4,412 with respect to the Short-Term Income Fund and waived its entire fee of $7,963 with respect to the Balanced Fund. As of August 31, 1997, the Growth Equity Fund had not commenced operations.

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds dated September 5, 1990. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Under the Transfer Agency Agreement, BISYS Fund Services Ohio, Inc. has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

         Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio, Inc. with respect to each Fund an annual minimum fee of $10,000 for less than 100 Shareholder accounts invested in a Fund, $18,000 for 100 to 499 Shareholder accounts invested in a Fund, $24,000 for 500 or more Shareholder accounts invested in a Fund, $16 for each additional Shareholder account invested in a Money Market Fund, and $14 for each additional Shareholder account invested in a non-daily dividend based fund. (The number of Shareholder accounts for purposes of determining the base fee is calculated on a monthly basis.) BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed by the Funds for postage, handling fees, and reasonable costs of supplies used by BISYS Fund Services Ohio, Inc. in the performance of its services under the Transfer Agency Agreement. BISYS Fund Services Ohio, Inc. may periodically set its transfer agency fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         BISYS Fund Services Ohio, Inc. serves as fund accountant for each Fund pursuant to a fund accounting agreement with the Funds dated September 5, 1990 (the "Fund Accounting Agreement"). As fund accountant for the Funds, BISYS Fund Services Ohio, Inc. prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio, Inc. is entitled to receive a fee (1) from each Fund (other than the Intermediate Tax-Free Bond Fund) at an annual rate of three one-hundredths of one percent (0.03%) of the Fund's average daily net assets plus out-of-pocket expenses, with a minimum monthly fee of $2,500 per Fund and (2) from the Intermediate Tax-Free Bond Fund at an annual rate of four one-hundredths of one percent (0.04%) of the Fund's average daily net assets, plus out-of-pocket expenses, with a minimum monthly fee of $3,500. BISYS Fund Services Ohio, Inc. may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

         For transfer agency and Fund accounting services during the fiscal year ended August 31, 1997, BISYS Fund Services Ohio, Inc. received $115,900 with respect to the U.S.

    Treasury Fund; $164,177 with respect to the Cash Management Fund;
    $24,166 with respect to the Bond Fund; $45,971 with respect to the Intermediate Bond Fund; $69,023 with respect to the Equity Fund; $29,602 with respect to the Intermediate Tax-Free Bond Fund; $32,147 with respect to Aggressive Growth Fund; $10,419 with respect to the Short-Term Income Fund; and $21,229 with respect to the Balanced Fund. As of August 31, 1997, the Growth Equity Fund had not commenced operations.

    AUDITORS

         KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio, 43215, serves as independent public accountants for the Funds.

    LEGAL COUNSEL

         Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 are counsel to the Funds.


                             ADDITIONAL INFORMATION

    DESCRIPTION OF SHARES

         The Funds are separate series of a single Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise ten series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Equity Fund, the Aggressive Growth Fund, the Short-Term Income Fund, the Balanced Fund and the Growth Equity Fund. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

    SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

    CALCULATION OF PERFORMANCE DATA

         Based on the seven-day period ended August 31, 1997 (the "base period"), the yield of the Cash Management Fund was 5.07% and the Fund's effective yield was 5.20%. Based on the same base period, the yield of the U.S. Treasury Fund was 4.85% and the Fund's effective yield was 4.97%. Each Money Market Fund's seven-day yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). Each Money Market Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.


         Based on the thirty-day period ended February 28, 1998 ("30-day base period"), the 30-day yields of the Bond Investment Funds were as follows: the Bond Fund, -.03% (without load) and -4.03 (with load); the Intermediate Bond Fund, -.10% (without load) and -3.07 (with load); and the Intermediate Tax-Free Bond Fund, -.03% (without load) and -3.04 (with load); the Short-Term Income Fund, 2.18% (without load) and -1.93 (with load). The 30-day yield of each Bond Investment Fund is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:


                           30-Day Yield = 2[( a-b +1)6-1]
                                              ---
                                              cd

         In the above formula, "a" represents dividends and interest earned during the 30-day base period; "b" represents expenses accrued for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares outstanding during the 30- day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the 30-day base period.

         The tax equivalent yield for the Intermediate Tax-Free Bond Fund is computed by dividing that portion of the Intermediate Tax Free Bond Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for the Intermediate Tax-Free Bond Fund will generally be computed based on an assumed effective Federal income tax rate of 39.6%.





         The average annual total return of each Bond Investment and Equity Investment Fund is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund for each of the periods shown. Average annual total return for each Fund was computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions. The total return data above are calculated assuming the imposition of the maximum sales charge for each respective Fund.

         THE AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE-YEAR PERIOD ENDED FEBRUARY 28, 1998 FOR THE BOND INVESTMENT FUNDS, ASSUMING THE IMPOSITION OF A SALES LOAD, WERE AS FOLLOWS: THE BOND FUND, 6.64%; THE INTERMEDIATE BOND FUND, 5.26%; THE INTERMEDIATE TAX-FREE BOND FUND, 4.05%; AND THE SHORT-TERM INCOME FUND, 6.23%. THE AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE-YEAR PERIOD ENDED FEBRUARY 28, 1998 FOR THE EQUITY INVESTMENT FUNDS, ASSUMING THE IMPOSITION OF A SALES LOAD, WERE AS FOLLOWS: THE EQUITY FUND, 23.21%; THE AGGRESSIVE GROWTH FUND, 9.66%; THE BALANCED FUND, 15.55%; AND THE GROWTH EQUITY FUND, 28.89%.

         The average annual total returns, for Shareholders who are not subject to a sales charge, for the one-year period ended FEBRUARY 28, 1998 were as follows: the Equity Fund 29.71%, the Aggressive Growth 15.40%, the Bond Fund 11.07%, the Intermediate Bond Fund 8.48%, the Intermediate Tax-Free Bond Fund 7.25%, the Short-Term Income Fund 8.38%, THE BALANCED FUND 21.62%, AND THE GROWTH EQUITY FUND 35.61%.1. 1

         THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FOLLOWING FUNDS ARE:
    SHORT-TERM INCOME FUND FROM COMMENCEMENT OF OPERATIONS (OCTOBER 19, 1994) TO FEBRUARY 28, 1998 WAS 6.43% (WITHOUT SALES CHARGE) AND 5.81% (AS ADJUSTED FOR MAXIMUM SALES CHARGE); AND BALANCED FUND FROM COMMENCEMENT OF OPERATIONS (JUNE 1, 1995) TO FEBRUARY 28, 1998 WAS 19.47% (WITHOUT SALES CHARGE) AND 17.25% (AS ADJUSTED FOR MAXIMUM SALES CHARGE).

         The average annual total returns for the five-year period ended FEBRUARY 28, 1998 were: 6.08% (without sales charge) and 5.21% (as adjusted for maximum sales charge) for the Bond Fund; 5.18% (without sales charge) and 4.54% (as adjusted for maximum sales charge) for the Intermediate Bond Fund; 20.40% (without sales charge) and 19.16% (as adjusted for maximum sales charge) for the Equity Fund; 5.66% (without sales charge) and 5.02% (as adjusted for maximum sales charge) for the INTERMEDIATE Tax-Free Bond Fund; and 12.61% (without sales charge) and 11.46% (as adjusted for maximum sales charge) for the Aggressive Growth Fund.


         The average annual total returns for the following Funds are: Bond Fund from commencement of operations (September 28, 1990) to FEBRUARY 28, 1998, 8.34% (without sales charge) and 7.74% (as adjusted for maximum sales charge); Intermediate Bond Fund from commencement of operations (September 28, 1990) to FEBRUARY 28, 1998, 7.30% (without sales charge) and 6.86% (as adjusted for maximum sales charge); INTERMEDIATE TAX- FREE BOND Fund from commencement of operations (MAY 29, 1992) TO FEBRUARY 28,

--------

         1 The performance data for the Growth Equity Fund includes the performance history of its predecessor fund, a common trust fund, for the period before the Growth Equity Fund commenced operations on November 1, 1997. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been subject to such requirements under the 1940 Act and the Code its performance may have been adversely affected.

    1998, 6.71% (without sales charge) and 6.15% (as adjusted for maximum sales charge), EQUITY FUND FROM COMMENCEMENT OF OPERATIONS (SEPTEMBER 28,
    1990) TO FEBRUARY 28, 1998, 17.34% (WITHOUT SALES CHARGE) AND 16.53% (AS ADJUSTED FOR MAXIMUM SALES CHARGE); Aggressive Growth Fund from commencement of operations (February 3, 1992) to FEBRUARY 28, 1998, 10.86% (without sales charge) and 9.92% (as adjusted for maximum sales charge), AND GROWTH EQUITY Fund from commencement of operations (JUNE 10, 1994) to FEBRUARY 28, 1998, 28.82% (without sales charge) and 27.06% (as adjusted for maximum sales CHARGE).1


         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by Participating Organizations will reduce a Fund's effective yield to customers.

    PERFORMANCE COMPARISONS

         Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Fortune, Ibbotson Associates, Inc., CDA/Wiesenberger, American Banker, Institutional Investor, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
    Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the

    Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. In addition, with respect to the Intermediate Tax-Free Bond Fund, the benefits of Tax-Free investments may be communicated to shareholders. For example, the Intermediate Tax-Free Bond Fund may present information on the yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the tax-exempt investments.

         The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

         Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based upon a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon their respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund.

         Fees imposed on its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

    MISCELLANEOUS

         The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting

    Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.



         As of APRIL 14, 1998, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99% of the U.S. Treasury Fund's Shares, 99.9% of the Cash Management Fund's Shares, 99% of the Equity Fund's Shares, 93% of the Aggressive Growth Fund's Shares, 98% of the Balanced Fund's Shares, 99% of the Bond Fund's Shares, 98% of the Intermediate Bond Fund's Shares, 99% of the Short-Term Income Fund's Shares, 79% of the Intermediate Tax- Free Bond Fund's Shares and 99% of the Growth Equity Fund's Shares. As of MARCH 31, 1998 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 69% of the U.S. Treasury Fund's Shares, 66% of the Cash Management Fund's Shares, 77% of the Equity Fund's Shares, 61% of the Aggressive Growth Fund's Shares, 58% of the Balanced Fund's Shares, 78% of the Bond Fund's Shares, 81% of the Intermediate Bond Fund's Shares, 97% of the Short-Term Income Fund's Shares, 73% of the Intermediate Tax-Free Bond Fund's Shares and 98% of the Growth Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         As of MARCH 31, 1998, the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

         The following table indicates each additional person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of MARCH 31, 1998:

                                            Amount of Beneficial               Percent
    Name and Address                         Ownership (Shares)                of Fund
    ----------------                        --------------------               -------
                                            Cash Management Fund

    Superstar/Netlink                              36,398,286                     8%
    7140 South Lewis Avenue
    Tulsa, Oklahoma  74136-5422

                                             U.S. Treasury Fund

                                            Amount of Beneficial               Percent
    Name and Address                         Ownership (Shares)                of Fund
    ----------------                        --------------------               -------

    ONEOK, THRIFT PLAN                             20,473,607.91                   6%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

                                                     Bond Fund

    ONEOK, Thrift Plan                               402,492.40                     8%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

                                                   Balanced Fund

    JACKS SERVICE CO. 401-K                           160,817.72                     5%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192


    NORDAM AP BALANCED FUND                          170,632.25                      6%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192

    HUGHES-ANDERSON                                  241,047.38                       8%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192


    RCB BANK 401-K                                 320,699.57                       11%
    Bank of Oklahoma Trustee
    One Williams Center
    Tulsa, Oklahoma  74192


                                            AGGRESSIVE GROWTH FUND

    BOK THRIFT PLAN                                  336,654.42                      15%
    BANK OF OKLAHOMA TRUSTEE
    ONE WILLIAMS CENTER
    TULSA, OKLAHOMA  74192


                              FINANCIAL STATEMENTS


         The Independent Auditors' Report for the American Performance Funds for the year ended August 31, 1997 and Financial Statements for the American Performance Funds for the five year period ended August 31, 1997, appearing in the Annual Report, are incorporated by reference in the Statement of Additional Information. THE UNAUDITED FINANCIAL STATEMENTS FOR THE EQUITY INVESTMENT FUNDS AND BOND INVESTMENT FUNDS OF THE AMERICAN PERFORMANCE FUNDS, APPEARING IN THE SEMI-ANNUAL REPORT, ARE INCORPORATED BY REFERENCE IN THE STATEMENT OF ADDITIONAL INFORMATION. A copy of the Annual Report dated as of August 31, 1997 AND THE SEMI-ANNUAL REPORT DATED AS OF FEBRUARY 28, 1998 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

         Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

    Description of the five highest long-term debt ratings by Moody's
    (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

    Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB BB debt is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

    Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to
         AA-      time because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

    Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds and preferred stock rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.


    IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

    Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

    Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                        -Leading market positions in well-established
                         industries.

                        -High rates of return on funds employed.

                        -Conservative capitalization structures with moderate
                         reliance on debt and ample asset protection.

                        -Broad margins in earnings coverage of fixed financial
                         charges and high internal cash generation.

                        -Well-established access to a range of financial markets
                         and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

    Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

    IBCA's description of its three highest short-term debt ratings:

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         A3 Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

    Short-Term Loan/Municipal Note Ratings

    Moody's description of its two highest short-term loan/municipal note ratings:

    MIG-1/VMIG-1  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG-2/VMIG-2  This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


    S&P's description of its two highest municipal note ratings:

         SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    Short-Term Debt Ratings

    Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

    BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

    The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

    The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

    The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

           TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             REGISTRATION STATEMENT
                                       OF
                           AMERICAN PERFORMANCE FUNDS
                                       ON
                                    FORM N-1A

    PART C.  OTHER INFORMATION

    Item 24.      Financial Statements and Exhibits

    (a)  Financial Statements:

         Included in Part A:

         --       Financial Highlights.

         Included in Part B:


         The following financial statements have been incorporated into the Statement of Additional Information by reference to American Performance Funds' Annual
         Report to Shareholders, dated August 31, 1997:


         --       Independent Auditors' Report dated October 17, 1997.

         --       Statements of Assets and Liabilities as of August 31, 1997
                  (audited).

         -- Statements of Operations for the fiscal year ended August 31, 1997 (audited).


         -- Statements of Changes in Net Assets for the years ended August 31, 1997 AND 1996 (audited).

         --       Schedules of Portfolio Investments  AT August 31, 1997
                  (audited).


         --       Notes to Financial Statements dated August 31, 1997 (audited).

         -- Financial Highlights for each of the periods or years ended August 31, 1993, August 31, 1994, August 31, 1995, August 31,
                  1996 and August 31, 1997 (audited).


         THE FOLLOWING FINANCIAL STATEMENTS (UNAUDITED) FOR THE BOND INVESTMENT FUNDS AND THE EQUITY INVESTMENT FUNDS OF THE AMERICAN PERFORMANCE FUNDS HAVE

         BEEN INCORPORATED INTO THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO AMERICAN PERFORMANCE FUNDS' SEMI-ANNUAL REPORT TO SHAREHOLDERS, DATED FEBRUARY 28, 1998:

         -- STATEMENTS OF ASSETS AND LIABILITIES AS OF FEBRUARY 28, 1998 (UNAUDITED).

         -- STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED).

         -- STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED).

         --       SCHEDULES OF PORTFOLIO INVESTMENTS AT FEBRUARY 28, 1998
                  (UNAUDITED).

         --       NOTES TO FINANCIAL STATEMENTS DATED FEBRUARY 28, 1998
                  (UNAUDITED).

         -- FINANCIAL HIGHLIGHTS FOR THE PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED).


    (b)  Exhibits:

         (1) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration
                      Statement (filed October 31, 1990).

         (2)(a) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (2)(b) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (3)          None.

         (4)(a)       Article III, Section 4 and 5, Article V, Article VIII,
                      Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (4)(b) Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (4)(c) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (5)(a) Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit (5)(a) to Post- Effective Amendment No. 11 to the Funds' Registration Statement (filed February 13, 1995).


         (5)(b) Sub-Investment Advisory Agreement between Bank of Oklahoma, N.A. and AMR Investment Services, Inc. dated June 16, 1997 is INCORPORATED BY REFERENCE TO EXHIBIT 5(B) TO POST-EFFECTIVE AMENDMENT NO. 16 TO THE FUNDS' REGISTRATION STATEMENT (FILED DECEMBER 17, 1997).

         (5)(c) Amended Schedule A to the Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit 5(D) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed DECEMBER 17, 1997).


         (6)(a) Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

         (6)(b) Amended Schedules A and B to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are incorporated by reference to Exhibit 6(C) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed DECEMBER 17, 1997).


         (7)          None.

         (8)(a) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).


         (8)(b) Amended Schedule A to Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(C) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed DECEMBER 17, 1997).


         (9)(a) Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995, is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).


         (9)(b) AMENDED Schedule A to the Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995 is INCORPORATED BY REFERENCE TO EXHIBIT 9(B) TO POST-EFFECTIVE AMENDMENT NO. 16 TO THE FUNDS' REGISTRATION STATEMENT (FILED DECEMBER 17, 1997).


         (9)(c) Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (9)(d) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated

                      September 5, 1990, as amended and restated May 12, 1995, is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 15 to the Funds' Registration Statement (filed June 24, 1997).


         (9)(e) SUB-ADMINISTRATION AGREEMENT BETWEEN BISYS FUND SERVICES, LP (FORMERLY THE WINSBURY COMPANY LIMITED PARTNERSHIP) AND BANK OF OKLAHOMA, N.A. (FORMERLY BANCOKLAHOMA TRUST COMPANY) DATED MAY 12, 1995 IS INCORPORATED BY REFERENCE TO EXHIBIT 9(G) TO POST-EFFECTIVE AMENDMENT NO. 13 TO THE FUNDS' REGISTRATION STATEMENT (FILED OCTOBER 31, 1995).

         (9)(F) Amended Schedule A to Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) dated September 5, 1990 is incorporated by reference to Exhibit 9(G) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed DECEMBER 17, 1997).

         (9)(G) AMENDED SCHEDULE A TO FUND ACCOUNTING AGREEMENT BETWEEN REGISTRANT AND BISYS FUND SERVICES OHIO, INC. (FORMERLY, THE WINSBURY SERVICE CORPORATION) DATED SEPTEMBER 5, 1990, AS AMENDED AND RESTATED MAY 12, 1995 IS INCORPORATED BY REFERENCE TO EXHIBIT 9(H) TO POST-EFFECTIVE AMENDMENT NO. 16 TO THE FUNDS' REGISTRATION STATEMENT (FILED DECEMBER 17, 1997).

         (9)(H) AMENDED SCHEDULE A TO Sub-Administration Agreement between BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) and Bank of Oklahoma, N.A. (formerly, BancOklahoma Trust Company) dated May 12, 1995 is incorporated by reference to Exhibit 9(I) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed DECEMBER 17, 1997).


         (10)         Opinion of Ropes & Gray is filed herewith.

         (11)(a)      Consent of KPMG Peat Marwick LLP is filed herewith.

         (11)(b)      Consent of Ropes & Gray is filed herewith.

         (12)         None.

         (13) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to
                      Exhibit 13 to Post- Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (14)         None.

         (15)(a) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to
                      Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement
                      (filed December 16, 1993).

         (15)(b) Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to
                      Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (15)(c) Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement
                      (filed August 29, 1990).


         (15)(d) Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to Exhibit 15(E) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed DECEMBER 17, 1997).

         (16)(a) Performance Calculations Schedules for every Fund (except the Short- Term Income Fund , Balanced Fund AND GROWTH EQUITY FUND) are incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).


         (16)(b) Performance Calculations Schedules for the Short-Term Income Fund and the Balanced Fund are incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement
                      (filed October 31, 1995).


         (16)(C) PERFORMANCE CALCULATIONS SCHEDULES FOR THE GROWTH EQUITY FUND ARE FILED HEREWITH.

         (17)         Financial Data Schedules
                      (a)  Cash Management Fund
                      (b)  U.S. Treasury Fund
                      (c)  Bond Fund
                      (d)  Intermediate Bond Fund
                      (e)  Equity Fund
                      (f)  Aggressive Growth Fund
                      (g)  Intermediate Tax-Free Bond Fund
                      (h)  Short-Term Income Fund
                      (i)  Balanced Fund
                      (j)  GROWTH EQUITY FUND


    Item 25.       Persons Controlled by or under Common Control with Registrant

         There are no persons controlled or under common control with the Registrant.

    Item 26.       Number of Holders of Securities


         As of APRIL 2, 1998 the number of record holders of each series of the Funds were as follows:


         Title of Series                          Number of Record Holders


        U.S. Treasury Fund                                           10

        Cash Management Fund                                         32

        Equity Fund                                                  59

        Aggressive Growth Fund                                      110

        Bond Fund                                                    16

        Intermediate Bond Fund                                       57

        Intermediate Tax-Free                                       108
          Bond Fund

        Short-Term Income Fund                                        5

        Balanced Fund                                                  9

        Growth Equity Fund                                             6



    Item 27.      Indemnification

                  Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Item 28. Business and Other Connections of Investment Adviser and Investment Sub-Adviser

                  Bank of Oklahoma, N.A. ("BOK") serves as Registrant's investment adviser. AMR Investment Services, Inc. serves as the sub-investment adviser to the American Performance Cash Management Fund.

                  To the knowledge of Registrant, none of the directors or officers of BOK and AMR Investment Services, Inc. except those set forth below is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of BOK and AMR Investment Services, Inc. who are engaged in any other business, profession, vocation or employment of a substantial nature.


                             BANK OF OKLAHOMA, N.A.



    Name and Position With              Other
    Bank of Oklahoma                    Substantial                     Type of
    N.A.                                Occupation                      Business
    ----------------------              -----------                     --------
    W. Wayne Allen                 Chairman and Chief Executive         Oil
    Director                       Officer, Phillips Petroleum
                                   Company, 18 Phillips Building,
                                   Bartlesville, OK 74004

    Keith E. Bailey                Chairman, President and Chief        Oil, Gas and
    Director                       Executive Officer, The Williams      Telecommunications
                                   Companies, Inc., P.O. Box 2400,
                                   Tulsa, OK 74102

    Glenn A. Cox                   (Retired President and Chief         Oil
    Director                       Operating Officer, Phillips
                                   Petroleum Company), 401 SE
                                   Dewey, Suite 318, Bartlesville,
                                   OK 74003


    Dr. Robert H. Donaldson        (Former President, University of     Education
    Director                       Tulsa), 6449 S. Richmond, Tulsa,
                                   OK 74136

    James O. Goodwin               Chief  Executive Officer, The        Publishing
    Director                       Oklahoma Eagle Publ. Co., 624
                                   East Archer, Tulsa, OK 74120

    D. Joseph Graham               Vice President and Chief Financial   Oil
    Director                       Officer, Kaiser-Francis Oil
                                   Company, P.O. Box 21468, Tulsa,
                                   OK 74121-1468

    V. Burns Hargis                NONE
    Director AND VICE CHAIRMAN

    Eugene A. Harris               None
    Director and Executive
    Vice President

    E. Carey Joullian IV           President, Mustang Fuel              Energy
    Director                       Corporation, 2000 Classen Blvd.,
                                   800E, Oklahoma City, OK 73106-
                                   6036

    George  B. Kaiser              President and Owner, Kaiser-         Oil
    Director and                   Francis Oil Co., P.O. BOX 21468,
    Chairman of the Board          TULSA, OK  74121-1468

    David R. Lopez                 President, Oklahoma                  Telecommunications
    Director                       Southwestern Bell Telephone, 800
                                   North Harvey, Oklahoma CITY,
                                   OK 73102

    STANLEY  A. LYBARGER           NONE
    DIRECTOR, PRESIDENT AND
    CHIEF EXECUTIVE OFFICER



    Frank A. McPherson             (Retired Chairman and Chief          Oil
    Director                       Executive Officer Kerr-McGee
                                   Corporation), The Oil Center,
                                   2601 Northwest Expressway,
                                   Suite 805E, Oklahoma City, OK
                                   73112

    J. Larry Nichols               Chief Executive Officer and          Energy
    Director                       President, Devon Energy
                                   Corporation, 20 North Broadway,
                                   Suite 1500, Oklahoma City, OK
                                   73102-8260

    James W. Pielsticker           President, Arrow Trucking            Trucking
    Director                       Company, 4230 South Elwood,
                                   P.O. Box 3750, Tulsa, OK 74101

    E.C. "Kip" Richards            Senior Vice President of             Oil
    Director                       Operations, Sooner Pipe and
                                   Supply Corporation,
                                   MidContinent Tower, 10th Floor,
                                   401 S. Boston, Tulsa, OK 74103

    L. Francis Rooney, III         Chairman and Chief Executive         Construction
    Director                       Officer, Manhattan Construction
                                   Company, 111 W. 5th Street, Suite
                                   1000, Tulsa, OK 74103-4253

    James A. White                 None
    Director, Executive Vice
    President and Chief
    Financial Officer




    The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa,
    Oklahoma 74192.

    The address of the BOK FINANCIAL Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

                               AMR INVESTMENT SERVICES, INC.

    Name and Position With
    AMR                           Other Substantial Occupation          Type of Business
    ----------------------        ----------------------------          ----------------
    Robert L. Crandall            Chairman, President and Chief         Airline; Travel and
    Director and Chairman         Executive Officer, AMR                Information Technology;
                                  Corporation; Director, Chairman,      Oil Service
                                  and Chief Executive Officer,
                                  American Airlines, Inc.; Director,
                                  The Sabre Group, Inc.  Mr.
                                  Crandall also serves as an officer
                                  and/or director of various
                                  subsidiaries of AMR Corporation.
                                  Director, Halliburton Company.

    Gerard J. Arpey               Senior Vice President and Chief       Airline; Travel and
    Director and Vice Chairman    Financial Officer, AMR                Information Technology
                                  Corporation; Director, The
                                  Sabre Group, Inc.  Mr. Arpey
                                  also serves as an officer and/or
                                  director of various subsidiaries
                                  of AMR Corporation.

    Jeffrey M. Jackson            Vice President of Corporate           Airline
    Vice President and Treasurer  Development and Treasurer,
                                  AMR Corporation, (March
                                  1995-Present); Vice President
                                  of Corporate Development,
                                  AMR Corporation.  Mr. Jackson
                                  also serves as an officer and/or
                                  director of various subsidiaries
                                  of AMR Corporation.



    Charles D. Marlett            Corporate Secretary, AMR                Airline; Arts
    Secretary                     Corporation; Corporate
                                  Secretary, American Airlines,
                                  Inc.  Mr. Marlett also serves as
                                  an officer and/or director of
                                  various subsidiaries of AMR
                                  Corporation.  Director, Dallas
                                  Summer Musicals.



    Anne H. McNamara              Senior Vice President and               Airline; Travel and
    Director                      General Counsel, AMR                    Information Technology;
                                  Corporation; Senior Vice                Energy
                                  President, Administration and
                                  General Counsel, American
                                  Airlines, Inc.; Director, The
                                  Sabre Group, Inc.; Ms.
                                  McNamara also serves as an
                                  officer and/or director of
                                  various subsidiaries of AMR
                                  Corporation.  Director, LGE
                                  Energy Corp.

    William F. Quinn              President, AMR Investment               Investment Adviser;
    President                     Services, Inc.; Chairman and            Credit Union; REIT;
                                  Director, American Airlines             Airline
                                  Employees Federal Credit
                                  Union.  Mr. Quinn also serves
                                  as an officer and/or director of
                                  various subsidiaries of AMR
                                  Corporation.  Trustee and
                                  President, AMR Investment
                                  Services Trust, American
                                  AAdvantage Funds, American
                                  AAdvantage Mileage Funds;
                                  Director, Crescent Real Estate
                                  Equities, Inc.



         The address of each director or officer of AMR Investment Services, Inc. is 4333 Amon Carter Boulevard, Ft. Worth, Texas 76155.

    Item 29.  Principal Underwriter


         (a) BISYS Fund Services, LIMITED PARTNERSHIP acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of the following investment companies: AmSouth Mutual Funds, The ARCH FUND, INC., THE BB&T Mutual Funds Group, The Coventry Group, THE EMPIRE BUILDER TAX FREE BOND FUND, ESC STRATEGIC FUNDS, INC., THE EUREKA FUNDS, FOUNTAIN SQUARE FUNDS, HIRTLE CALLAGHAN TRUST, HSBC FAMILY OF FUNDS, THE INFINITY MUTUAL FUNDS, INC., INTRUST FUNDS TRUST, THE KENT FUNDS, MAGNA FUNDS, MEYERS INVESTMENT TRUST, MMA PRAXIS MUTUAL FUNDS, M.S.D.&T. FUNDS, Pacific Capital Funds, PARKSTONE GROUP OF FUNDS, THE PARKSTONE ADVANTAGE FUND, PEGASUS FUNDS, THE Republic Funds Trust, The Republic ADVISORS FUNDS TRUST, THE RIVERFRONT FUNDS, INC., SBSF FUNDS, INC. DBA KEY MUTUAL FUNDS, SEFTON FUNDS, THE SESSIONS GROUP, SUMMIT INVESTMENT TRUST, VARIABLE INSURANCE FUNDS, THE VICTORY PORTFOLIOS, THE VICTORY VARIABLE FUNDS, AND VINTAGE MUTUAL FUNDS, INC.


         (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                         Positions and                       Positions and
    Name and Principal                   Offices with                        Offices with
    Business Address                     BISYS Fund Services                 Registrant
    ------------------                   -------------------                 -------------
    BISYS Fund Services, Inc.            Sole General Partner                None
    150 Clove Road
    Little Falls, NJ  07424

    WC Subsidiary Corporation            Sole Limited Partner                None
    150 Clove Road
    Little Falls, NJ 07424


    Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

    Item 30.      Location of Accounts and Records

         (1) Bank of Oklahoma, N.A. , Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser).

         (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261- 9003 (records relating to its function as Sub-Investment Adviser).

         (3) BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Administrator and Distributor).

         (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Transfer Agent and Fund Accountant).

         (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

         (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws and Minute Books).

    Item 31.      Management Services

         N/A.

    Item 32.      Undertakings

         (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 30TH day of APRIL, 1998.


                                   American Performance Funds
                                   Registrant

                                   */s/ Walter B. Grimm
                                   -----------------------------
                                   Walter B. Grimm
                                   President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

    Signature                   Title                         Date
    ---------                   -----                         ----

    */s/Walter B. Grimm         Chairman, President           APRIL 30, 1998
    -----------------------     and Trustee
     Walter B. Grimm

    */s/ Thomas E. Line         Treasurer                     APRIL 30, 1998
    -----------------------
     Thomas E. Line

    */s/ Michael J. Hall        Trustee                       APRIL 30, 1998
    -----------------------
     Michael J. Hall

    */s/ Perry A. Wimpey        Trustee                       APRIL 30, 1998
    -----------------------
     Perry A. Wimpey

    */s/ I. Edgar Hendrix       Trustee                       APRIL 30, 1998
    -----------------------
     I. Edgar Hendrix



    * By: /s/ Alan G. Priest
         ----------------------------------
         Alan G. Priest, As Attorney-in-Fact
         Pursuant to Powers of Attorney Filed Herewith.

                                POWER OF ATTORNEY


         Thomas E. Line whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  April 23, 1997                           /s/ Thomas E. Line
                                                   -----------------------
                                                       Thomas E. Line

                                POWER OF ATTORNEY


         Michael J. Hall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                           /s/ Michael J. Hall
                                                 ------------------------
                                                      Michael J. Hall

                                POWER OF ATTORNEY


         Perry A. Wimpey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                          /s/ Perry A. Wimpey
                                                 ------------------------
                                                     Perry A. Wimpey

                                POWER OF ATTORNEY


         I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                           /s/ I. Edgar Hendrix
                                                 -------------------------
                                                      I. Edgar Hendrix

                                POWER OF ATTORNEY


         Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                           /s/ Walter B. Grimm
                                                 ------------------------
                                                      Walter B. Grimm

                                  EXHIBIT INDEX

    EXHIBIT
       NO.                   DESCRIPTION                               PAGE NO.
    -------                  -----------
    (10)          Opinion of Ropes & Gray.

    (11)(a)       Consent of KPMG Peat Marwick LLP.

    (11)(b)       Consent of Ropes & Gray.

    (16)(c)       Performance Calculation Schedule for Growth
                  Equity Fund


    (27)          Financial Data Schedules
                  (a)  Cash Management Fund
                  (b)  U.S. Treasury Fund
                  (c)  Bond Fund
                  (d)  Intermediate Bond Fund
                  (e)  Equity Fund
                  (f)  Aggressive Growth Fund
                  (g)  Intermediate Tax-Free Bond Fund
                  (h)  Short Term Income Fund
                  (i)  Balanced Fund
                  (j)  Growth Equity Fund